Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,078,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,944.17
Total Offset Amount	0.00
Net Fee	1,944.17
Narrative - Max Aggregate Offering Price	$ 14,078,000.00
Final Prospectus	true